Note 03 - Income Taxes, Parenthetical (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Abstract]
Tax Expense statutory rate	34.00%	34.00%